Property, Plant and Equipment (Details Narrative) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013
Property Plant And Equipment Details Narrative
Depreciation expense related to property, plant, and equipment	$ 448,594	$ 475,784	$ 325,148	$ 258,162
Property, Plant and Equipment, net	$ 7,584,002	$ 7,889,207		$ 5,515,183